Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Outstanding Options and Restricted Shares as of December 31, 2017

The terms and conditions of the grants (excluding restricted shares and performance share grants), under the 2011 and 2013 Option Plans with an USD exercise price, were as follows:

Grant date	Employees entitled	Exercise price in $	Outstanding	Exercisable
		(in thousands)
2011	Senior employees	13.00-14.65	88	88
2012	Senior employees	20.50	1	1
2013	Senior employees	10.00-15.00	4	4
2014	Senior employees	17.50	82	77
2015	Senior employees	24.60-27.26	59	32
2016	Senior employees	27.14-34.00	74	26
2017	Senior employees	35.60-45.84	22	—
	Total share options		330	228

Schedule of Number and Weighted Average Fair Value of Restricted Shares

The number and weighted average fair value of restricted shares that were awarded as at December 31, 2017, 2016 and 2015 is broken down as follows:

	2017		2016		2015
	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)
Outstanding 1 January	253	29.51	308	25.76	272	24.16
Granted	104	47.14	92	35.49	158	28.02
Vested	(147)	27.84	(124)	25.66	(118)	25.05
Forfeited	(40)	30.98	(23)	23.67	(4)	27.38
Outstanding at 31 December	170	41.39	253	29.51	308	25.76

Schedule of Number and Weighted Average Fair Value of Performance Shares

The number and weighted average fair value of performance shares that were finally awarded as at December 31, 2017, 2016 and 2015 is broken down as follows:

	2017		2016		2015
	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)
Outstanding 1 January	253	27.92	129	23.94	—	—
Granted	62	38.80	196	30.42	163	24.33
Vested	(108)	29.37	(72)	27.63	(34)	25.77
Forfeited	(3)	21.20	—	—	—	—
Outstanding at 31 December	204	30.55	253	27.92	129	23.94

Overview of Inputs Used in Black-Scholes Valuation Model

The weighted average fair value at grant date of options granted during the period was determined using the Black-Scholes valuation model. The following inputs were used:

	2017	2016	2015
Share price in € at grant date	37.48-48.38	28.09-33.89	23.84-28.46
Exercise price in €	31.68-39.08	24.27-30.47	21.61-24.95
Dividend yield	0%	0%	0%
Expected volatility	26%	30%	30%
Risk-free interest rate	1.8%-2.1%	1.2%	0.0%-0.4%
Expected life weighted average	5.1 years	5.0 years	5.1 years

2011 and 2013 Option Plans [member]
Schedule of Number and Weighted Average Exercise Price of Share Options Outstanding

The number and weighted average exercise prices of outstanding share options under the 2011 and 2013 Option Plans, excluding the restricted shares and performance share grants, with U.S. dollar exercise prices are as follows:

	Weighted average exercise price in $			Number of options in thousands
	2017	2016	2015	2017	2016	2015
Outstanding at 1 January	16.70	14.98	14.35	865	1,264	1,641
Granted	37.91	31.20	25.17	30	94	90
Exercised	14.13	14.90	14.23	(550)	(479)	(423)
Expired	—	—	—	—	—	—
Forfeited	30.67	20.49	19.29	(15)	(14)	(44)
Outstanding – 31 December	22.30	16.70	14.98	330	865	1,264
Exercisable – 31 December	18.34	14.22	14.24	228	689	1,030

2008 Option Plan [member]
Schedule of Number and Weighted Average Exercise Price of Share Options Outstanding

The number and weighted average exercise prices of outstanding share options, post reverse stock-split, under the 2008 Option Plan with euro exercise prices are as follows:

	Weighted average exercise price in €			Number of options in thousands
	2017	2016	2015	2017	2016	2015
Outstanding at 1 January	—	—	7.19	—	—	14
Granted	—	—	—	—	—	—
Exercised	—	—	7.19	—	—	(14)
Expired	—	—	—	—	—	—
Forfeited	—	—	—	—	—	—
Outstanding – 31 December	—	—	—	—	—	—
Exercisable – 31 December	—	—	—	—	—	—